Share capital (Tables)	9 Months Ended
Sep. 30, 2022
Summary of Stock option award
			Weighted
		Range	average
		of	remaining
		exercise	contractual
	Number	price	life (in years)
Outstanding, December 31, 2021	6,428,000	$1.81	3.86
Expired	(20,000)	3.43	-
Cancelled	(458,000)	2.02	-
Outstanding, September 30, 2022	5,950,000	$1.79	3.00
Options exercisable	5,908,333	$1.78	2.97

Summary of stock option-based compensation
	Three months		Nine months
	ended September 30,		ended September 30,
Employee expenses	2022	2021	2022	2021
Stock options and stock compensation granted in:
2015	-	142,316	86,749	556,331
2020	32,369	11,880	97,107	117,596
2021	-	20,250		1,208,209
2022	-		324,777
Total stock-based compensation expense recognized	$32,369	$174,446	$508,633	$1,882,136

Summary of stock option-based compensation expense
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021

Stock-based compensation pertaining to general and administrative	$-	$91,408	$368,151	$1,486,374
Stock-based compensation pertaining to research and development	32,369	83,038	140,482	395,762
Total	$32,369	$174,446	$508,633	$1,882,136